Segment and Revenue by Geography and by Major Customer - Summary of Supplemental data - Major Customers (Detail) - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			17.00%		12.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			5.00%		16.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%		7.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	5.00%	10.00%	5.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	14.00%	11.00%	11.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	14.00%	0.00%	12.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	11.00%	7.00%	11.00%
Accounts Receivable [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	12.00%	6.00%	10.00%